INTEREST BEARING LOANS AND BORROWINGS - Other information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
JPY
OTHER EQUITY INSTRUMENTS
Loans and borrowings	¥ 21	¥ 23
USD
OTHER EQUITY INSTRUMENTS
Loans and borrowings	1,860	1,572
Joint ventures
OTHER EQUITY INSTRUMENTS
Loans and borrowings	190	190
Shandong Aluminum, Shanxi Aluminum Plant and China Great Wall Aluminum Corporation
OTHER EQUITY INSTRUMENTS
Loans and borrowings	¥ 3,330	¥ 6,051